Segment Reporting - Summary of Segment Assets Based on Assets' Respective Locations (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
External Revenues		€ 76,442,505	€ 66,790,840	€ 49,743,515
Operating Expenses		(136,503,887)	(133,847,295)	(109,839,154)
Segment Result		(60,062,000)	(67,056,000)	(60,096,000)
Other Income		1,644,632	1,119,598	708,571
Other Expenses		(689,343)	(1,670,792)	(553,925)
Segment EBIT		(59,106,000)	(67,607,000)	(59,941,000)
Finance Income		417,886	712,397	1,385,164
Finance Expenses		(753,588)	(1,894,852)	(1,308,322)
Impairment Losses on Financial Assets		(1,035,000)	0	0
Earnings before Taxes		(60,477,000)	(68,790,000)	(59,864,000)
Income Tax Benefit / (Expenses)		4,304,674	(1,036,365)	(518,625)
Consolidated Net Loss	[1]	(56,172,121)	(69,826,469)	(60,382,776)
Current Assets		388,905,295	340,680,638	308,056,000
Non-current Assets		149,858,462	74,717,573	155,544,000
Total Segment Assets		538,763,757	415,398,211	463,600,000
Current Liabilities		45,923,290	47,701,041	38,302,000
Non-current Liabilities		4,467,833	9,026,131	9,838,000
Stockholders' Equity		488,372,634	358,671,039	415,460,165	€ 362,736,007
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		538,763,757	415,398,211	463,600,000
Capital Expenditure		2,466,000	13,150,000	2,913,000
Depreciation and Amortization		3,750,000	4,030,000	3,764,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
External Revenues		0	0	0
Operating Expenses		(19,969,000)	(15,835,000)	(13,212,000)
Segment Result		(19,969,000)	(15,835,000)	(13,212,000)
Other Income		1,486,000	963,000	382,000
Other Expenses		(689,000)	(1,671,000)	(554,000)
Segment EBIT		(19,172,000)	(16,543,000)	(13,384,000)
Current Assets		365,949,000	313,825,000	276,484,000
Non-current Assets		101,530,000	5,569,000	86,087,000
Total Segment Assets		467,479,000	319,394,000	362,571,000
Current Liabilities		12,285,000	10,610,000	14,842,000
Non-current Liabilities		1,019,000	909,000	743,000
Stockholders' Equity		488,373,000	358,671,000	415,460,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		501,677,000	370,190,000	431,045,000
Capital Expenditure		268,000	204,000	374,000
Depreciation and Amortization		418,000	400,000	375,000
Proprietary development segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues		53,610,000	17,635,000	621,000
Operating Expenses		(107,019,000)	(99,106,000)	(78,515,000)
Segment Result		(53,409,000)	(81,471,000)	(77,894,000)
Other Income		159,000	157,000	327,000
Other Expenses		0	0	0
Segment EBIT		(53,250,000)	(81,314,000)	(77,567,000)
Current Assets		15,842,000	8,802,000	13,157,000
Non-current Assets		42,041,000	60,658,000	59,292,000
Total Segment Assets		57,883,000	69,460,000	72,449,000
Current Liabilities		32,167,000	33,008,000	20,948,000
Non-current Liabilities		3,291,000	7,072,000	6,930,000
Stockholders' Equity		0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		35,458,000	40,080,000	27,878,000
Capital Expenditure		1,319,000	12,344,000	1,358,000
Depreciation and Amortization		1,903,000	1,555,000	1,272,000
Partnered discovery segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues		22,832,000	49,156,000	49,123,000
Operating Expenses		(9,516,000)	(18,906,000)	(18,113,000)
Segment Result		13,316,000	30,250,000	31,010,000
Other Income		0	0	0
Other Expenses		0	0	0
Segment EBIT		13,316,000	30,250,000	31,010,000
Current Assets		7,114,000	18,054,000	18,415,000
Non-current Assets		6,288,000	8,490,000	10,165,000
Total Segment Assets		13,402,000	26,544,000	28,580,000
Current Liabilities		1,471,000	4,083,000	2,512,000
Non-current Liabilities		158,000	1,045,000	2,165,000
Stockholders' Equity		0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,629,000	5,128,000	4,677,000
Capital Expenditure		879,000	602,000	1,181,000
Depreciation and Amortization		€ 1,429,000	€ 2,075,000	€ 2,117,000

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.